COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The MFS New Discovery Series of MFS Variable Insurance Trust is an available investment portfolio under your contract. Massachusetts Financial Services Company is the investment adviser to the MFS New Discovery Series.

     Investment   Objective:   The  Series'  investment   objective  is  capital
appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

2. The following is added to the Investment Portfolio Expenses table - MFS Variable Insurance Trust:

                        Management   Other Expenses(a)  Total Annual
                           Fees      (after expense     Portfolio Expenses(a)
                                     reimbursement)(after expense reimbursement)
MFS New Discovery Series  .90%         .17%(b)                1.07% (b)



(a) The Series has an expense offset arrangement which reduces the series' custodian fee based on cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, net expenses would be lower and would equal 1.05%.

(b) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such that the Series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% of the average daily net assets of the Series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series. Absent the reimbursement, "Total Annual Portfolio Expenses" were 2.49%.

3.  The following Examples are added:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                            Time Periods

                                   1 Year            3 Years

MFS New Discovery Series       (a) $76.00          (a) $124.77
                               (b) $26.00          (b) $ 79.77

4. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $16.83
     End of Period                                          $18.09
     Number of Accum. Units Outstanding                     144,086
- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $17.46
     End of Period                                          $15.46
     Number of Accum. Units Outstanding                     33,438
- ----------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $16.75
     End of Period                                          $16.59
     Number of Accum. Units Outstanding                     267,530
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $19.08
     End of Period                                          $19.53
     Number of Accum. Units Outstanding                     183,290
- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $7.49
     End of Period                                          $8.62
     Number of Accum. Units Outstanding                     43,763
- ----------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $13.86
     Number of Accum. Units Outstanding                     852,246
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.66
     Number of Accum. Units Outstanding                     173,414
- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $13.84
     Number of Accum. Units Outstanding                     168,976
- ----------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $38.33
     Number of Accum. Units Outstanding                     1,259,585
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $12.72
     Number of Accum. Units Outstanding                     146,325
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.
International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $15.56
     Number of Accum. Units Outstanding                     867,246
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.91
     Number of Accum. Units Outstanding                     1,589,429
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $11.90
     Number of Accum. Units Outstanding                     567,481
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.07
     Number of Accum. Units Outstanding                     1,241,253
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $17.95
     Number of Accum. Units Outstanding                     672,460
- ----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                    $10.43
     End of Period                                          $10.41
     Number of Accum. Units Outstanding                     26,134
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                    $11.48
     End of Period                                          $ 9.47
     Number of Accum. Units Outstanding                     28,284
- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                    $11.16
     End of Period                                          $11.14
     Number of Accum. Units Outstanding                     65,773
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                    $17.72
     End Of Period                                          $18.37
     Number of Accum Units Outstanding                      45,972
- ------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.53
     End of Period                                          $11.80
     Number of Accum. Units Outstanding                     185,974
- ------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                    $10.30
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     29,973
- ------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.82
     Number of Accum. Units Outstanding                     4,097
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.84
     End of Period                                          $14.51
     Number of Accum. Units Outstanding                     27,159
- -----------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.90
     Number of Accum. Units Outstanding                     22,626
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.51
     End of Period                                          $16.77
     Number of Accum. Units Outstanding                     10,308
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $8.89
     End of Period                                          $8.66
     Number of Accum. Units Outstanding                     31,724

--------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.40
     End of Period                                          $15.23
     Number of Accum. Units Outstanding                     4,340
- ------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.08
     End of Period                                          $22.39
     Number of Accum. Units Outstanding                     78,755
- ------------------------------------------------------------------------------
MFS Emerging Markets Equity Sub-Account
     Beginning of Period                                    $8.97
     End of Period                                          $8.49
     Number of Accum. Units Outstanding                     3,497

- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.25
     End of Period                                          $10.33
     Number of Accum. Units Outstanding                     1,299
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.68
     Number of Accum. Units Outstanding                     132,313
- ------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.35
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     26,061
- ------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $14.90
     End of Period                                          $15.73
     Number of Accum. Units Outstanding                     74,223
- ------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                                 $10.25
     End of Period                                       $10.37
     Number of Accum. Units Outstanding                  77,298

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA Sub-Account
     Beginning of Period                                  $17.10
     End of Period                                        $18.58
     Number of Accum. Units Outstanding                   28,308

-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA Sub-Account
     Beginning of Period                                  $10.19
     End of Period                                        $10.06
     Number of Accum. Units Outstanding                   26,405

------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
     Beginning of Period                                  $12.41
     End of Period                                        $12.35
     Number of Accum. Units Outstanding                   48,816

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA Sub-Account
     Beginning of Period                                  $10.31
     End of Period                                        $10.42
     Number of Accum. Units Outstanding                   8,094
- -----------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                   $11.42
     End of Period                                         $11.01
     Number of Accum. Units Outstanding                    140,549
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $18.52
     End of Period                                          $18.51
     Number of Accum. Units Outstanding                     107,300
- ------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $22.86
     End of Period                                          $19.19
     Number of Accum. Units Outstanding                     16,456
- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.38
     End of Period                                          $10.62
     Number of Accum. Units Outstanding                      3,280
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.80
     End of Period                                          $20.55
     Number of Accum. Units Outstanding                     26,239
- ------------------------------------------------------------------------------

5. The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.


Total Return for the periods ended 6/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                             Column B
                                                                     (reflects all                     (reflects insurance
                                                                      charges and                    charges and portfolio
                                                                  portfolio expenses)                      expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                            Since
Portfolio                        in Portfolio           1 yr         5 yrs     inception      1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds

   AIM V.I. Capital Appreciation    12/31/97              36.32%       N/A     25.42%          40.92%     N/A      26.76%
   AIM V.I. International
     Equity                         12/31/97              25.91%       N/A     17.56%          30.51%     N/A      19.03%
   AIM V.I. Value                   12/31/97               7.02%       N/A     21.04%          11.62%     N/A      22.45%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97              14.29%       N/A     29.43%          18.89%       N/A      30.71%

   Real Estate Investment (Class A) 12/31/97              -2.26%       N/A     -7.86%           2.35%       N/A      -5.77%
- ----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/20/96               -2.18%       N/A     6.90%            2.42%       N/A       7.88%
   Developing Growth                11/7/97               -5.09%       N/A     4.40%           -0.49%       N/A       6.08%
   International Equity             5/14/96               10.43%       N/A    10.14%           15.03%       N/A      11.04%
   Large Cap Research               2/17/98               -0.71%       N/A     9.45%            3.89%       N/A      11.24%
   Large Cap Stock                  5/16/96               -3.91%       N/A    19.79%            0.69%       N/A      20.49%
   Lord Abbett Growth and Income    1/8/99                -6.55%       N/A     1.46%           -1.95%       N/A       4.53%
   Mid-Cap Value                    11/7/97                5.40%       N/A     7.71%           10.01%       N/A       9.31%
   Quality Bond                     5/20/96               -1.82%       N/A     3.37%            2.78%       N/A       4.45%
   Select Equity                    5/15/96               -8.40%       N/A    14.19%           -3.80%       N/A      14.99%
   Small Cap Stock                  5/15/96               30.89%       N/A    11.97%           35.49%       N/A      12.83%
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    9/21/98               -10.97%       N/A    -3.80%           -6.37%       N/A      -1.56%

   Templeton Developing
     Markets Securities (2)        9/21/98               -16.59%       N/A    31.68%          -11.99%       N/A      33.81%

   Templeton International
     Securities (3)                9/21/98                 6.57%       N/A    19.14%           11.17%       N/A      21.44%

   Franklin Small Cap (4)          3/1/99                 60.03%       N/A    64.89%           64.63%       N/A      67.82%

-----------------------------------------------------------------------------------------------------------------------------------

   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.


- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     12/4/97               -0.20%       N/A   2.35%             4.40%        N/A          4.13%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     VIT Global Income              3/31/98               -2.33%      N/A    0.85%            2.27%        N/A           2.89%

   Goldman Sachs VIT Growth
     and Income                     3/31/98               -9.79%      N/A   -5.85%           -5.19%        N/A          -3.67%

   Goldman Sachs VIT
     International Equity           3/31/98               20.00%      N/A   10.34%           24.60%        N/A          12.18%

- ----------------------------------------------------------------------------------------------------------------------------------
Kemper Variable Series
   Kemper Government
     Securities                     12/31/97              -1.46%      N/A    1.68%            3.14%        N/A           3.49%

   Kemper Small Cap Growth          12/31/97              34.14%      N/A   21.58%           38.74%        N/A          22.98%

   Kemper Small Cap Value           12/31/97             -10.76%      N/A   -7.69%           -6.16%        N/A          -5.60%

- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97              23.11%      N/A   16.86%           27.71%        N/A          18.35%


- ----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97              46.32%     N/A    36.89%           50.92%        N/A          38.08%

   MFS Emerging Markets Equity      12/31/97               1.54%     N/A    -8.47%            6.14%        N/A          -6.34%

   MFS Global Governments           12/31/97              -4.17%     N/A    -0.57%            0.43%        N/A           1.30%

   MFS Growth With Income           12/31/97              -4.69%     N/A     8.32%           -0.09%        N/A           9.97%

   MFS High Income                  12/31/97              -4.35%     N/A    -0.66%            0.25%        N/A           1.22%

   MFS Research                     12/31/97              14.87%     N/A    18.41%           19.47%        N/A          19.87%
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97              -3.90%     N/A    -0.39%           0.70%         N/A           1.48%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97              27.36%     N/A    26.83%           31.96%        N/A          28.15%
   Oppenheimer High
     Income Fund/VA                 12/31/97              -6.15%     N/A    -1.68%           -1.55%        N/A           0.22%
   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97              0.28%      N/A     7.12%            4.88%        N/A           8.81%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97             -1.56%      N/A    -0.22%            3.03%        N/A           1.64%

- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97            -16.69%      N/A     2.13%          -12.09%       N/A           3.93%
   Putnam VT International
     Growth - Class IA Shares       12/31/97             36.84%      N/A    26.62%           41.44%       N/A          27.95%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97             36.96%      N/A    28.52%           41.56%       N/A          29.82%
   Putnam VT New Value -
     Class IA Shares                12/31/97            -15.51%      N/A     0.58%          -10.91%       N/A           2.42%
   Putnam VT Vista -
     Class IA Shares                12/31/97             50.82%      N/A    32.15%           55.42%       N/A          33.40%
- ----------------------------------------------------------------------------------------------------------------------------------


PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.


Total Return for the periods ended 6/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93       42.91%      22.36%      21.98%    25.91%    20.86%     20.48%    30.51%    20.96%     20.58%
   AIM International
     Equity               5/5/93       32.34%      17.27%      15.54%     7.02%    15.77%     14.04%    11.62%    15.87%     14.14%
   AIM V.I. Value         5/5/93       13.20%      21.82%      21.26%    36.32%    20.32%     19.76%    40.92%    20.42%     19.86%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92      20.57%      30.30%      24.99%    14.29%   28.80%     23.49%      18.89%   28.90%     23.59%

   Real Estate
     Investment (Class A) 1/9/97        3.79%       N/A         2.76%    -2.26%    N/A       -0.06%       2.35%    N/A        1.36%

- ----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96     0.24%      N/A         9.69%    -10.97%    N/A        6.09%      -6.37%    N/A        8.29%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96    -10.74%      N/A        -8.71%   -16.59%    N/A       -11.27%     -11.99%   N/A      -10.11%
  Templeton
     International
     Securities Fund (3)    5/01/92     12.73%      15.54%     14.44%     6.57%   14.04%      12.94%      11.17%  14.14%     13.04%
  Franklin Small Cap
     Fund (4)              11/01/95     80.21%      N/A        28.51%    60.03%    N/A        26.03%      64.63%  N/A        27.11%

- ---------------------------------------------------------------------------------------------------------------------------------


   (1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87      5.88%       5.61%       5.24%    -0.20%    4.11%      3.74%       4.40%    4.21%      3.84%
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Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98      3.71%       N/A         4.20%    -2.33%    N/A        0.85%       2.27%     N/A        2.80%
   Goldman Sachs VIT
     Growth and Income    1/12/98     -3.83%       N/A         4.70%    -9.79%    N/A        1.35%      -5.19%     N/A        3.30%
   Goldman Sachs VIT
     International Equity 1/12/98     26.28%       N/A        19.68%    20.00%    N/A       16.33%      24.60%     N/A       18.28%
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Kemper Variable Series
   Kemper Government
     Securities           9/3/87       4.60%       5.91%       7.24%    -1.46%    4.41%      5.74%       3.14%     4.51%      5.84%
   Kemper Small
     Cap Growth           5/2/94      40.72%      27.42%      25.37%    34.14%   25.92%     23.87%      38.74%    26.02%     23.97%
   Kemper Small
     Cap Value            5/1/96      -4.82%       N/A         2.54%   -10.76%     N/A       -0.06%      -6.16%     N/A       1.14%
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Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95      29.44%       4.92%       6.51%   23.11%      3.42%      5.01%      27.71%    3.52%      5.11%

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MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95      53.05%       N/A        31.60%   46.32%       N/A       29.17%    50.92%    N/A       30.20%
   MFS Emerging Markets
     Equity              10/16/97       7.65%       N/A        -8.35%    1.54%       N/A      -11.54%     6.14%    N/A       -9.75%
   MFS Global
     Governments          6/14/94       1.84%       2.48%       3.97%   -4.17%       0.98%      2.47%     0.43%    1.08%      2.57%
   MFS Growth
     With Income         10/09/95       1.33%       N/A        18.83%   -4.69%       N/A       16.36%    -0.09%    N/A       17.43%
   MFS High Income        7/26/95       1.67%       N/A         7.43%   -4.35%       N/A        5.00%     0.25%    N/A        6.03%
   MFS Research           7/26/95      21.16%       N/A        21.83%   14.87%       N/A       19.40%    19.47%    N/A       20.43%
   MFS New Discovery      5/1/98       56.28%       N/A        35.18%   50.28%       N/A       31.58%    54.88%    N/A       33.78%
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Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/03/85       2.12%       5.41%       7.63%   -3.90%       3.91%      6.13%     0.70%    4.01%      6.23%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/03/85      33.83%      28.17%      20.01%   27.36%      26.67%     18.51%    31.96%   26.77%     18.61%
  Oppenheimer High
     Income Fund/VA       4/30/86      -0.16%       7.81%      11.96%   -6.15%       6.31%     10.46%    -1.55%    6.41%     10.56%
  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/05/95       6.37%       N/A        23.00%    0.28%       N/A       20.58%     4.88%    N/A       21.60%
  Oppenheimer Strategic
     Bond Fund/VA         5/03/93       4.49%       7.02%       6.00%   -1.56%       5.52%      4.50%     3.03%    5.62%      4.60%

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Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88     -10.85%      14.68%      13.25%   -16.69%     13.18%     11.75%    -12.09%  13.28%     11.85%
   Putnam VT International
     Growth - Class
     IA Shares            1/02/97      43.43%       N/A        25.69%    36.84%       N/A       22.88%    41.44%   N/A       24.29%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97      43.56%       N/A        21.64%    36.96%       N/A       18.83%    41.56%   N/A       20.24%
   Putnam VT New Value -
     Class IA Shares      1/02/97      -9.71%       N/A        7.58%    -15.51%      N/A        4.77%    -10.91%   N/A        6.18%
    Putnam VT Vista -
     Class IA Shares      1/02/97      57.61%       N/A        31.73%    50.82%      N/A       28.92%      55.42%  N/A       30.33%
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
CC-4405 (9/00)                                        21-CSA-CS-1